Disaggregated Revenues (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregated Revenues

The following table disaggregates revenue by revenue recognition methodologies for the three months ended March 31:

	Three Months Ended March 31,
	2026	2025

Products	$6,460,593	$6,920,222
Custom Tooling	23,889	118,820
Non-Recurring Engineering	28,884	30,000

Total	$6,513,366	$7,069,042

Syntec Optics’ management periodically reviews its revenues by its consumer, communication, medical, and defense end-markets. The purpose of this analysis is to determine its end market mix and identify trends. The following table disaggregates revenue as outlined above for the three months ended March 31:

	Three Months Ended March 31,
	2026	2025

Communication	$1,844,262	$1,861,378
Consumer	1,593,688	1,163,289
Defense	1,556,286	1,558,502
Medical	1,519,130	2,485,873

Total	$6,513,366	$7,069,042

The following table disaggregates revenue by revenue recognition methodologies as outlined above for the years ended December 31:

	2025	2024

Products	$27,437,210	$27,663,086
Custom Tooling	303,558	536,668
Non-Recurring Engineering	343,217	250,187

Total	$28,083,985	$28,449,941

Syntec Optics’ management periodically reviews its revenues by its consumer, communication, medical, and defense end-markets. The purpose of this analysis is to determine its end market mix and identify trends. The following table disaggregates revenue as outlined above for the years ended December 31:

	2025	2024

Communication	$5,178,703	$8,036,808
Consumer	5,714,682	4,655,954
Defense	6,833,740	6,507,553
Medical	10,356,860	9,249,626

Total	$28,083,985	$28,449,941